UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2014	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Common Stock (99.8%)
Aerospace & Defense (4.1%)
Engility Holdings*	28,316	$1,085
Exelis	117,600	2,304
L-3 Communications Holdings, Cl 3	151,300	16,805
Northrop Grumman	163,200	18,857
Raytheon	138,100	13,129

		52,180

Agricultural Operations (0.7%)
Archer-Daniels-Midland	231,300	9,132

Agricultural Products (0.6%)
Ingredion	120,500	7,507

Aircraft (0.7%)
Lockheed Martin	56,400	8,511

Apparel Retail (0.2%)
Abercrombie & Fitch, Cl A	82,100	2,905

Application Software (0.6%)
Amdocs	179,100	7,748

Asset Management & Custody Banks (2.0%)
Ameriprise Financial	154,100	16,279
State Street	146,700	9,822

		26,101

Automotive (2.8%)
Autoliv	109,200	9,901
CST Brands	36,344	1,161
Ford Motor	619,000	9,260
Lear	60,800	4,398
Murphy USA*	18,550	719
TRW Automotive Holdings*	145,400	10,781

		36,220

Banks (10.0%)
Bank of America	775,400	12,988
Fifth Third Bancorp	415,700	8,738
Huntington Bancshares	1,055,300	9,572
JPMorgan Chase	635,900	35,203
Keycorp	493,100	6,292
PNC Financial Services Group	163,500	13,060
Regions Financial	602,700	6,130
Wells Fargo	790,600	35,846

		127,829

Biotechnology (1.9%)
Amgen	126,100	15,000
Myriad Genetics*	58,500	1,616
United Therapeutics*	75,049	7,701

		24,317

Cable & Satellite (1.7%)
DIRECTV*	185,400	12,872

	Shares	Value (000)
Cable & Satellite (continued)
Time Warner Cable, Cl A	64,200	$8,556

		21,428

Casinos & Gaming (0.3%)
International Game
Technology	260,400	3,758

Chemicals (1.7%)
Eastman Chemical	104,000	8,108
Huntsman	321,000	7,036
Olin	249,200	6,407

		21,551

Commercial Printing (1.1%)
Deluxe	140,000	6,797
RR Donnelley & Sons	410,800	7,588

		14,385

Commodity Chemicals (0.5%)
Cabot	144,300	7,023

Computer & Electronics Retail (0.2%)
GameStop, Cl A	86,500	3,033

Computers & Services (4.8%)
EMC	223,200	5,410
Hewlett-Packard	369,800	10,724
Microsoft	126,900	4,803
Oracle	253,800	9,365
Seagate Technology	247,700	13,094
United Online	46,000	557
Western Digital	198,000	17,062

		61,015

Construction & Engineering (0.8%)
Leidos Holdings, Inc.	106,100	4,810
Tutor Perini*	200,300	4,527

		9,337

Consumer Discretionary (0.6%)
Energizer Holdings	81,700	7,721

Drug Retail (0.8%)
CVS Caremark	153,900	10,422

Electrical Services (2.9%)
American Electric Power	193,100	9,425
Entergy	135,300	8,528
Exelon	94,900	2,752
Public Service Enterprise Group	277,900	9,265
SCANA	152,000	7,185

		37,155

Fertilizers & Agricultural Chemicals (0.6%)
CF Industries Holdings	30,600	7,064

Financial Services (4.2%)
Capital One Financial	89,300	6,306
Citigroup	427,600	20,281
Discover Financial Services	156,400	8,391
Goldman Sachs Group	83,100	13,638

Schedule of Investments January 31, 2014	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Financial Services (continued)
Morgan Stanley	155,100	$4,577

		53,193

Food, Beverage & Tobacco (1.1%)
Tyson Foods, Cl A	353,500	13,221

General Merchandise Stores (0.8%)
Big Lots*	145,700	3,903
Target	108,600	6,151

		10,054

Health Care Equipment (2.8%)
Baxter International	189,100	12,915
Medtronic	118,400	6,697
St. Jude Medical	62,551	3,799
Zimmer Holdings	130,300	12,244

		35,655

Household Products, Furniture & Fixtures (1.2%)
Whirlpool	113,000	15,063

Insurance (11.9%)
Aetna	196,500	13,427
Allstate	323,300	16,553
American Financial Group	239,300	13,142
Assurant	138,400	9,044
Chubb	53,900	4,557
CIGNA	75,000	6,473
Genworth Financial, Cl A*	393,400	5,803
Hartford Financial Services Group	182,400	6,065
Lincoln National	290,600	13,957
Magellan Health Services*	82,162	4,916
MetLife	146,100	7,166
Prudential Financial	187,200	15,798
Stancorp Financial Group	122,100	7,845
Travelers	156,800	12,745
WellPoint	178,400	15,342

		152,833

Internet Retail (0.2%)
FTD*	64,400	1,996

IT Consulting & Other Services (0.2%)
Science Applications International	60,628	2,244

Machinery (2.7%)
AGCO	178,700	9,530
Caterpillar	86,300	8,104
Deere	194,030	16,679

		34,313

Office Electronics (0.6%)
Xerox	699,500	7,590

Office Equipment (0.3%)
Steelcase, Cl A	284,000	4,195

Oil & Gas Equipment & Services (0.2%)
McDermott International*	262,000	2,185

	Shares	Value (000)
Petroleum & Fuel Products (15.5%)
Apache	75,700	$6,076
Chevron	338,400	37,775
ConocoPhillips	316,300	20,544
Exxon Mobil	403,500	37,186
Helmerich & Payne	85,200	7,501
Marathon Oil	289,900	9,506
Marathon Petroleum	171,600	14,938
Murphy Oil	116,500	6,595
Nabors Industries	259,700	4,436
Noble	196,400	6,094
Phillips 66	219,400	16,036
Stone Energy*	217,700	6,738
Tesoro	156,100	8,042
Valero Energy	327,100	16,715

		198,182

Petroleum Refining (1.0%)
Hess	161,300	12,177

Pharmaceuticals (4.5%)
Abbott Laboratories	128,200	4,700
Merck	185,200	9,810
Pfizer	1,268,200	38,553
Questcor Pharmaceuticals	56,400	3,780

		56,843

Printing & Publishing (1.3%)
Gannett	256,300	7,056
Lexmark International, Cl A	263,400	10,323

		17,379

Reinsurance (2.2%)
Everest Re Group	96,000	13,897
PartnerRe	59,500	5,841
Validus Holdings	215,100	7,726

		27,464

Retail (2.4%)
Kohl’s	192,400	9,741
Kroger	457,500	16,516
Safeway	126,100	3,939

		30,196

Semi-Conductors/Instruments (2.0%)
Intel	673,700	16,532
Sanmina*	114,223	1,910
Vishay Intertechnology*	486,600	6,608

		25,050

Steel & Steel Works (0.2%)
Steel Dynamics	185,000	3,053

Technology Distributors (0.4%)
Insight Enterprises*	277,400	5,853

Telephones & Telecommunications (4.5%)
AT&T	328,200	10,936
Cisco Systems	1,058,900	23,200
Corning	682,200	11,741

Schedule of Investments January 31, 2014	(Unaudited)

LSV Value Equity Fund	Shares/ Face Amount (000)	Value (000)
Telephones & Telecommunications (continued)
Harris	177,900	$12,336

		58,213

Total Common Stock (Cost $946,292)		1,273,294

Repurchase Agreement (0.4%)
Morgan Stanley 0.010%, dated 01/31/14, to be repurchased on 02/03/14, repurchase price $4,978,445 (collateralized by U.S. Treasury Notes, par value $437,587 - $2,396,100, 0.250% - 1.500%, 09/15/15 - 12/31/17; with total market value $5,078,020	$4,978	4,978

Total Repurchase Agreement (Cost $4,978)		4,978

Total Investments — 100.2% (Cost $951,270)†		$1,278,272

Percentages are based on Net Assets of $1,275,308 (000).

Cl	— Class

*	Non-income producing security.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $951,270 (000), and the unrealized appreciation and depreciation were $376,095 (000) and ($49,093 (000)) respectively.

The following is a list of the level of inputs used as of January 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,273,294	$—	$—	$1,273,294
Repurchase Agreement	—	4,978	—	4,978
Total Investments in Securities	$1,273,294	$4,978	$—	$1,278,272

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2014, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-2100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014